Cost of Revenues	12 Months Ended
Dec. 31, 2017
Cost Of Revenues
Cost of revenues

Note 14 – Cost of revenues

	For the year ended December 31
	2015	2016	2017
	Thousand NIS	Thousand NIS	Thousand NIS
According to sources of revenue -
Printers rental	-	49	427
Consumables	-	23	222
Sales of printers	-	-	822
Total	-	72	1,471